OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Categories of financial assets [abstract]
OTHER FINANCIAL ASSETS
OTHER FINANCIAL ASSETS

As at December 31,	2018	2017
Derivative assets (Note 16)	$3.6	$9.3
Royalty and other receivables	12.9	21.0
Investments in financial securities (i)	9.6	7.2
Other	0.2	1.8
	$26.3	$39.3
Current	$7.4	$13.2
Non-current	18.9	26.1
	$26.3	$39.3

(i)
Investments in financial securities include equity securities and warrants with a cost of $25.3 million (December 31, 2017: $16.4 million) and a fair value of $9.6 million (December 31, 2017: $7.2 million).